UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

ANNUAL REPORT

MARCH 31, 2011

March 31, 2011

Dear Fellow Shareholders:

The Adirondack Small Cap Fund appreciated 28.3% over the past 12 months.  The Fund’s benchmark Index (Russell 2000® Value Index) posted a 20.6% return during the same period.  The average returns for the Fund’s peer group was 21.8% during the 12 months ending March 31, 2011.  The Fund held 77 securities at fiscal year end with representation in all of the major economic sectors.  The top 10 holdings represented 18.3% of the portfolio, and turnover for the year stood at 23%.

The Fund’s outperformance during the past 12 months can be attributed to the Fund being underweight in Financials (the worst performing sector) and overweight in outperforming sectors such as Technology and Health Care. Individual stock selection also played an important role in this outperformance. For example, 22 of the 87 stocks held during the past 12 months appreciated more than 40%, while only 1 stock declined more than 40%.  As always, we carefully evaluate our outperformers and take profits when appropriate.

We continue to look for fresh opportunities.  As we have said previously, we are looking to carefully increase exposure to companies in the Financial Services sector.  For the past several years, the performance of Financials has lagged the overall market.  Lately, this trend has accelerated.  For example, since September 2010 the overall market is up more than 25%, while U.S. Financials on average have appreciated around 10%.  The valuation gap between Financials and other sectors is now unusually wide.  Uncertainty concerning the impact of future regulation has weighed heavily on these stocks.  As we continue to do more work on Financials we are finding many attributes that we like, such as industry consolidation, lack of investor interest and low valuations relative to tangible book-value.  We are confident that when the regulatory cloud lifts, investors will again take notice and reward this sector with higher valuations.

As you may know, there has been a lot going on at Adirondack lately.  In March, the Adirondack Small Cap Fund won the Lipper Fund Award for the best U.S. Small Cap Value Fund out of 196 funds competing for the honor.  The award is based on the Fund’s performance during the turbulent period from the beginning of 2008 through the end of 2010.  In our annual report issued four years ago we stated our ambition of someday being considered among the best Small Cap managers.  While we are extremely pleased to have reached that goal, we also recognize that investing is a marathon and not a sprint.  Earning your confidence is as important today as it was on the day we launched this Fund.

We are pleased to announce that the Fund has been added to a number of new platforms including LPL, E*TRADE, and Securities of America. In December, Adirondack Research and Management, Inc. added Alicia Lasch as its fourth employee.      Alicia has a BS from Boston College and has worked in the finance departments of Fortune500 companies and startups as well.  During her short tenure with us, Alicia has established herself as the person in our office who can get things done quickly and accurately.  When she’s not busy helping us manage the Fund or shuttling her children to sporting events, she somehow finds time to serve on local not-for-profit boards.

Thank you for your continued investment in the Fund.  As contrarian investors we will continue to seek those investment opportunities that have been cast aside by short-sighted investors.

Sincerely,

Matt Reiner, CFA

Greg Roeder, CFA

Portfolio Manager

Portfolio Manager

mreiner@adirondackfunds.com

groeder@adirondackfunds.com

Adirondack Small Cap Fund

Comparison of the Change in Value of a $10,000 Investment in the Adirondack Small Cap Fund, the Russell 2000 Index and the Russell 2000 Value Index.

Adirondack Small Cap Fund
Average Annual Total Returns (a)
(for periods ended March 31, 2011)
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
3/31/2005
6/30/2005
9/30/2005
12/31/2005
3/31/2006
6/30/2006
9/30/2006
12/31/2006
3/31/2007
6/30/2007
9/30/2007
12/31/2007
3/31/2008
6/30/2008
9/30/2008
12/31/2008
3/31/2009
6/30/2009
9/30/2009
12/31/2009
3/31/2010
6/30/2010
9/30/2010
12/31/2010
3/31/2011
Adirondack Small Cap Fund ($18,377)
Russell 2000 Index ($14,884)
Russell 2000 Value Index ($13,840)

	1 Year	3 Year	Since Inception
Adirondack Small Cap Fund *	28.27%	15.31%	10.73%
Russell 2000 Index **	25.79%	8.59%	6.89%
Russell 2000 Value Index ***	20.62%	6.78%	5.59%

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Initial public offering of shares was April 6, 2005.

**The Russell 2000 is by far the most common benchmark for mutual funds that identify themselves as "small-cap". It is the most widely quoted measure of the overall performance of the small-cap to mid-cap company shares.

***Russell 2000 Value Index: Measures the performance of those Russell 2000 companies with lower price/book ratios and lower predicted growth rates.

This chart assumes an initial investment of $10,000 made on April 6, 2005. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

Current performance may be higher or lower than the performance quoted. Performance information current to the most recent month-end may be obtained by calling

THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS, as a Percentage of the Fund’s Net Assets

MARCH 31, 2011 (Unaudited)

1. Coca-Cola Bottling Co.	2.03%
2. DDI Corp.	2.00%
3. Verigy Ltd.	1.99%
4. Presidential Life Corp.	1.97%
5. NCR Corp.	1.84%
6. Journal Communications, Inc. Class A	1.78%
7. AbitibiBowater, Inc.	1.69%
8. Smart Balance, Inc.	1.67%
9. Trinity Biotech Plc.	1.67%
10. NN, Inc.	1.63%

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Adirondack Small Cap Fund
	Schedule of Investments
	March 31, 2011

Shares		Value

COMMON STOCKS - 87.17%

Accident & Health Insurance - 1.28%
99,900	CNO Financial Group, Inc.*	$ 750,249

Agriculture Production - Crops - 1.15%
25,804	Fresh Del Monte Produce, Inc. (Cayman Islands)	673,742

Air-Conditioning & Warm Air Heating Equipment - 0.93%
53,987	Tecumseh Products Co. Class A*	540,950

Ball & Roller Bearings - 1.63%
52,089	NN, Inc.*	951,145

Biotechnology Research & Products - 1.67%
103,759	Trinity Biotech Plc. (Ireland)*	973,259

Bottled & Canned Soft Drinks Carbonated Waters - 2.03%
17,733	Coca-Cola Bottling Co.	1,185,274

Business Services, NEC - 1.37%
26,246	Keynote Systems, Inc.	486,863
100,103	Spark Network, Inc.*	315,325
		802,188
Calculating & Accounting Machines (No Electronic Computers) - 1.84%
56,891	NCR Corp.*	1,071,826

Commercial Banks - 2.19%
45,243	First Merit Corp.	772,298
33,100	Privatebancorp, Inc.	506,099
		1,278,397
Commercial Physical & Biological Research - 0.88%
120,525	Albany Molecular Research, Inc.*	513,437

Computer Communications Equipment - 1.18%
235,101	ADPT Corp.*	691,197

Computer Peripheral Equipment, NEC - 1.39%
132,000	Brocade Communications Systems, Inc.*	811,800

Computer Processing & Data Preparation - 0.63%
234,388	Ipass, Inc.	365,645

Computer Programming, Data Processing, Etc. - 0.75%
309,482	Autobytel, Inc*	436,370

Computer Programming Services - 2.00%
52,000	Compuware Corp.*	600,600
152,700	Realnetworks, Inc.*	568,044
		1,168,644
Construction Special Trade Contractors - 1.57%
66,100	Matrix Service Co.*	918,790

Container & Package-Metal & Glass - 0.96%
14,601	Crown Holdings, Inc.*	563,307

Electric Services - 4.23%
5,000	Calpine Corp.*	79,350
218,077	GenOn Energy, Inc.*	830,873
61,366	PNM Resources, Inc.	915,581
17,800	UniSource Energy Corp.	643,114
		2,468,918
Electric Lighting & Wiring Equipment - 1.46%
117,803	LSI Industries, Inc.	852,894

Electronic Components & Accessories - 2.43%
90,852	Pulse Electronics Corp	549,655
80,261	CTS Corp.	866,819
		1,416,474
Entertainment-Music - 0.68%
58,255	Warner Music Group Corp.*	394,386

Fabricated Plate Work (Boiler Shops) - 1.15%
24,389	Global Power Equipment Group, Inc.*	670,698

Financial Services - 1.62%
41,700	Broadridge Financial Solutions, Inc.	946,173

Fire, Marine & Casualty Insurance - 3.56%
12,200	Endurance Specialty Holdings Ltd. (Bermuda)	595,604
41,000	Montpelier Re Holdings Ltd. (Bermuda)	724,470
43,700	Selective Insurance Group, Inc.	756,010
		2,076,084
Food & Kindred Products - 2.87%
39,700	Sara Lee Corp.	701,499
212,149	Smart Balance, Inc.*	973,764
		1,675,263
Gold And Silver Ores - 0.60%
10,100	Coeur D'Alene Mines Corp.*	351,278

Home Health Care - 1.08%
849,037	Hooper Holmes, Inc.*	632,533

Leisure Time - 1.36%
116,112	Callaway Golf Corp.	791,884

Life Insurance - 3.04%
46,600	Genworth Financial, Inc. Class A*	627,236
120,431	Presidential Life Corp.	1,147,707
		1,774,943
Medical & Dental Instruments & Supply - 4.65%
147,890	Cryolife, Inc.*	902,129
27,751	Owens & Minor, Inc.	901,352
83,539	Vascular Solutions, Inc.*	911,410
		2,714,891
Miscellaneous Electrical Machinery, Equipment, & Supplies - 1.27%
66,617	Exide Technologies*	744,112

Paper Mills - 2.88%
36,721	AbitibiBowater, Inc.*	986,693
18,000	Smurfit-Stone Container Corp.*	695,700
		1,682,393
Petroleum Refining - 0.74%
14,804	Frontier Oil Corp.	434,053

Pharmaceutical Preparations - 2.60%
20,500	Endo Pharmaceuticals Holdings, Inc.*	782,280
64,045	Prestige Brands Holdings, Inc.*	736,518
		1,518,798
Plastics Products, NEC - 1.03%
60,508	Myers Industries, Inc.	600,844

Prepackaged Software - 1.96%
35,000	Lawson Software Americas, Inc.*	423,500
73,476	Saba Software, Inc.*	722,085
		1,145,585
Printed Circuit Boards - 3.41%
110,606	DDI Corp.	1,169,105
2,000	Jabil Circuit, Inc.	40,860
69,700	Sanmina-Sci Corp.*	781,337
		1,991,302
Production Technology Equipment - 1.12%
37,596	Electro Scientific Industries, Inc.*	652,667

Publishing-Newspapers - 1.78%
173,049	Journal Communications, Inc. Class A*	1,038,294

Radio & TV Broadcasting & Communications Equipment - 0.92%
56,807	Seachange International, Inc.*	539,667

Retail Stores, NEC - 1.77%
64,441	Christopher & Banks Corp.	417,578
20,000	IAC/Interactive Corp.*	618,150
		1,035,728
Savings Institution, Federally Chartered - 0.93%
51,313	Brookline Bancorp, Inc.	540,326

Security Brokers, Dealers, & Flotation Companies - 4.00%
180,608	Cowen Group, Inc. Class A*	724,238
63,600	Knight Capital Group, Inc. Class A*	852,240
151,314	GFI Group, Inc.	759,596
		2,336,074
Semiconductors & Related Devices - 2.90%
74,170	AXT, Inc.*	531,799
82,300	Verigy Ltd. (Singapore)*	1,159,607
		1,691,406
Services-Misc Health & Allied Services - 2.62%
23,774	America Service Group, Inc.	609,565
54,000	Wright Medical Group, Inc.*	918,540
		1,528,105
Surety Insurance - 1.67%
8,300	Assured Guaranty Ltd. (Bermuda)	123,670
67,006	Old Republic International, Corp.	850,306
		973,976
Telephone & Telegraph Apparatus - 1.21%
135,264	Tellabs, Inc.	708,783

Title Insurance - 1.44%
80,217	Stewart Information Services, Corp.	840,674

Water, Sewer, Pipeline, & Power Line Construction - 0.74%
18,145	MYR Group, Inc.*	434,028

TOTAL FOR COMMON STOCKS (Cost $40,730,433) - 87.17%		50,899,454

CORPORATE BONDS - 2.97%
31,800	Delphi Financial Group 7.376% 05/01/2067	771,150
20,567	Phoenix Companies Quibs 7.45% 11/15/2032	455,806
29,300	PMA Capital Corp. 8.50% 06/15/2018	293,000
8,856	Pulte Homes, Inc. 7.375% 06/01/2046	212,996
TOTAL FOR CORPORATE BONDS (Cost $1,336,441) - 2.97%		1,732,952

SHORT-TERM INVESTMENTS - 9.88%
5,770,956	Huntington U.S. Treasury Money Market IV 0.01% **	5,770,956
TOTAL SHORT-TERM INVESTMENTS (Cost $5,770,956) - 9.88%		5,770,956

TOTAL INVESTMENTS (Cost $47,837,830) - 100.02%		58,403,362

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(14,249)

NET ASSETS - 100.00%		$ 58,389,113

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at March 31, 2011.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 50,899,454	$ -	$ -	$ 50,899,454
Corporate Bonds	1,732,952	-	-	1,732,952
Short-Term Investments:
Huntington US Treasury Money Market Fund IV	5,770,956	-	-	5,770,956
	$ 58,403,362	$ -	$ -	$ 58,403,362

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Assets and Liabilities
March 31, 2011

Assets:
Investments in Securities, at Value (Cost $47,837,830)	$ 58,403,362
Cash	172,548
Receivables:
Securities Sold	286,544
Dividends and Interest	42,517
Shareholder Subscription	195,951
Prepaid Expenses	15,423
Total Assets	59,116,345
Liabilities:
Securities Purchased	660,511
Shareholder Redemptions	3,712
Due to Advisor	44,591
Accrued Expenses	18,418
Total Liabilities	727,232

Net Assets	$ 58,389,113

Net Assets Consist of:
Paid In Capital	$ 46,251,142
Accumulated Undistributed Realized Gain on Investments	1,572,439
Unrealized Appreciation in Value of Investments	10,565,532
Net Assets, for 3,563,694 Shares Outstanding	$ 58,389,113

Net Asset Value Per Share	$ 16.38

Minimum Redemption Price Per Share ($16.38 * 0.99) (Note 4)	$ 16.22

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Operations
For the year ended March 31, 2011

Investment Income:
Dividends	$ 279,458
Interest	106,795
Total Investment Income	386,253

Expenses:
Advisory Fees (Note 3)	410,564
Transfer Agent Fees	41,156
Legal Fees	17,092
Custodian Fees	13,203
Auditing Fees	16,472
Trustee Fees	4,538
Chief Compliance Officer Fees	6,582
Insurance Fees	942
Registration Fees	23,938
Printing & Mailing Fees	2,268
Miscellaneous Fees	4,693
Total Expenses	541,448
Advisory Fees Waived (Note 3)	(52,056)
Net Expenses	489,392

Net Investment Loss	(103,139)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	2,217,202
Net Change in Unrealized Appreciation on Investments	7,635,872
Realized and Unrealized Gain on Investments	9,853,074

Net Increase in Net Assets Resulting from Operations	$ 9,749,935

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statements of Changes in Net Assets

	Years Ended
	3/31/2011	3/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (103,139)	$ (21,334)
Net Realized Gain on Investments	2,217,202	583,759
Unrealized Appreciation Investments	7,635,872	6,118,370
Net Increase in Net Assets Resulting from Operations	9,749,935	6,680,795

Distributions to Shareholders: (Note 6)
Net Investment Income	-	(15,882)
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	(15,882)

Capital Share Transactions (Note 4)	30,388,914	5,812,557

Total Increase in Net Assets	40,138,849	12,477,470

Net Assets:
Beginning of Period	18,250,264	5,772,794

End of Period (Including Undistributed Net Investment Income of
$0 and $0, respectively)	$ 58,389,113	$ 18,250,264

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	3/31/2011	3/31/2010	3/31/2009	3/31/2008	3/31/2007

Net Asset Value, at Beginning of Year	$ 12.77	$ 6.33	$ 11.01	$ 13.75	$ 12.35

Income From Investment Operations:
Net Investment Income (Loss) *	(0.04)	(0.02)	0.02	(0.08)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.65	6.47	(4.50)	(1.65)	1.47
Total from Investment Operations	3.61	6.45	(4.48)	(1.73)	1.45

Distributions:
Net Investment Income	-	(0.01)	-	-	-
Realized Gains	-	-	(0.20)	(1.01)	(0.05)
Total from Distributions	-	(0.01)	(0.20)	(1.01)	(0.05)

Net Asset Value, at End of Year	$ 16.38	$ 12.77	$ 6.33	$ 11.01	$ 13.75

Total Return **	28.27%	101.91%	(40.86)%	(13.08)%	11.78%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 58,389	$ 18,250	$ 5,773	$ 8,798	$ 9,706
Ratio of Expenses to Average Net Assets
Before Waivers	1.64%	1.84%	2.17%	1.99%	2.04%
After Waivers	1.49%	1.54%	1.70%	1.70%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers	(0.47)%	(0.49)%	(0.27)%	(0.90)%	(0.52)%
After Waivers	(0.31)%	(0.19)%	0.21%	(0.62)%	(0.18)%
Portfolio Turnover	22.95%	61.01%	72.01%	87.74%	76.83%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of Fund securities.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Fund did not invest in any financial futures contracts during the year ended March 31, 2011.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2008-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder, Louis Morizio and Matthew Reiner, each a Trustee and/or an officer of the Fund, are the shareholders of the Advisor. Stephen Gonick is also a shareholder of the Advisor.  Under the Agreement, the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  Effective August 1, 2009, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.49% until July 31, 2011. The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, and costs of acquired funds.  Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the year ended March 31, 2011, the Advisor earned advisory fees of $410,564 of which $52,056 was waived.  The Fund owed the Advisor $44,591 as of March 31, 2011.

As of March 31, 2011, the following is subject to repayment by the Fund to the Advisor:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2009	March 31, 2012	$36,059
March 31, 2010	March 31, 2013	$33,033
March 31, 2011	March 31, 2014	$52,056

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $46,251,142 as of March 31, 2011.  Transactions in capital for the years ended March 31, 2011 and March 31, 2010, were as follows:

	March 31, 2011		March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,728,692	$38,736,233	1,086,283	$12,168,745
Shares reinvested	-	-	1,237	15,858
Shares redeemed	(593,762)	(8,347,319)	(570,010)	(6,372,046)
Net increase	2,134,930	$30,388,914	517,510	$5,812,557

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the Fund shares redeemed within 30 days after their purchase.  For the year ended March 31, 2011, $910 redemption fees were collected by the Fund from shareholder transactions and included in paid-in-capital.  Proceeds from redemption fees were less that $0.005 per share.

Note 5. Investment Transactions

For the year ended March 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $33,108,423 and $6,916,787, respectively.

Note 6. Tax Matters

As of March 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Undistributed ordinary income

    $                0

Capital loss carryforward +

    $                0

Accumulated realized gains

    $  1,691,985

Gross unrealized appreciation on investment securities

    $11,582,130

Gross unrealized depreciation on investment securities                                ($1,024,503)

Net unrealized appreciation on investment securities

       10,557,627

Cost of investment securities (including short-term investments) *                $52,632,406

+ The capital loss carryforward, if any, will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

* The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

For the year ended March 31, 2011, there were no distributions paid.

The tax character of distributions paid during the years ended March 31, 2011 and 2010 are as follows:

	2011	2010
Ordinary income	-	$15,882
Long-term capital gain	-	-

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of March 31, 2011, Charles Schwab & Co. for the benefit of its customers owned over 50.78% of the Fund.  The Schwab account is an omnibus account for the benefit of individual investors.  As of March 31, 2011, National Financial Service Corp., for the benefit of its customers, owned 33.39% of the Fund.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of The Adirondack Small Cap Fund,

  a Series of the Adirondack Funds

We have audited the accompanying statement of assets and liabilities of The Adirondack Small Cap Fund, a Series of the Adirondack Funds (the “Fund”), including the schedule of investments, as of March 31, 2011 and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of March 31, 2011, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Adirondack Small Cap Fund, a Series of the Adirondack Funds as of March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania May 26, 2011

The Adirondack Small Cap Fund
Expense Illustration
March 31, 2011 (Unaudited)

Expense Example

As a shareholder of The Adirondack Small Cap Fund, you incur ongoing costs which typically consist of: (1) management fees, custody fees, transfer agent fees, and other Fund expenses and (2) potential redemption fees for redemption of shares within 30 days of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2010 through March 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on redemptions within 30 days of purchase.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If the transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2010	March 31, 2011	October 1, 2010 through March 31, 2011

Actual	$1,000.00	$1,248.48	$8.35
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.50	$7.49

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

MARCH 31, 2011 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Kevin Gallagher 2390 Western Ave Guilderland, New York 12084 Age: 46	Trustee	Indefinite; Since March 2005	1	Senior Vice President of Business Development, Panurgy NY Metro, LLC since February 2004; Director of Sales, Coca-Cola Enterprises from December 1988 through February 2004.
Wade Coton 2390 Western Ave Guilderland, New York 12084 Age: 43	Trustee	Indefinite; Since March 2005	1	Vice President, L.D.M Management Group Inc. since January 2007. Home Builder & Developer, Richard H. List Inc. from January 1995 through December 2006.
Norman Joseph Plourde 2390 Western Ave Guilderland, New York 12084 Age: 47	Trustee	Indefinite; Since March 2005	1

VP and principal of Ideal Wood Products since October 2001. General Manager of operations, Universal Forest Products Inc. from October 2001 through June 2005 General Manager and Treasurer of P&R Truss Co. from June 1985 through October 2001.

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

MARCH 31, 2011 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Gregory A. Roeder 2390 Western Ave Guilderland, New York 12084 Age: 47	President	Elected Annually; Since March 2005	N/A

President and Portfolio Manager, Adirondack Research & Management, Inc. from 2004 to the present; Portfolio Manager/Analyst, Eddy & Wakefield from 2000 to 2003.  Sell Side Analyst, CL King and Associates 1997 -2000, VP Credit Risk Management, KeyCorp 1994 -1997.

Jarrod Becker 2390 Western Ave Guilderland, NY 12084 Age: 34	Chief Compliance Officer	Elected Annually; Since May 2010	1

Attorney in the Litigation Department of Arent Fox, LLP from 2002 to 2005; Business Manager for the N. VT RC&D Council, an environmental conservation non-profit, from 2005 to present; Licensed to practice law in Virginia and the District of Columbia.

Louis Morizio 2390 Western Ave Guilderland, New York 12084 Age: 51	Trustee and Secretary	Elected Annually; Since March 2005; Secretary Since December 2004	1

Registered Investment Adviser, Center for Financial Planning, from December 1994 to January 2008; Vice President, Berkshire Bank, from January 2008 to December 2009.  Vice President 1st Albany Mortgage April 2010 to present.  Certified Financial Planner since 1991, Accredited Investment Fiduciary Analyst since 2006.

Matthew Reiner 2390 Western Ave Guilderland, New York 12084 Age: 45	Treasurer and Principal Financial Officer	Elected Annually; March 2005- May 2011	N/A

Principal, Portfolio Manager & CFO,  Adirondack Research & Management Inc. February 2005 to Present,  Vice President, Portfolio Manager and Director of Research, Paradigm Capital Management from 1998 to Jan 2005

The Fund’s Statement of Additional contains additional information about the Trustees and Officers and is available, without charge by calling (888) 686-2729.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

MARCH 31, 2011 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

Board of Trustees

Wade Coton

Kevin Gallagher

Louis Morizio

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, NY 12084

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

This report is provided for the general information of the shareholders of the Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please call 888-686-2729 to request information.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that Kevin Gallagher is an audit committee financial expert.  Kevin Gallagher is independent for purposes of this Item 3.  He has become an expert due to experience during his years as divisional manager at the Coca Cola Company.

Item 4. Principal Accountant Fees and Services.

[The information required by this Item is only required in an annual report.]

(a)

Audit Fees

FY 2011

$ 12,000

FY 2010

$ 10,500

(b)

Audit-Related Fees

Registrant

FY 2011

$ 0

FY 2010

$ 0

(c)

Tax Fees

Registrant

FY 2011

$ 1,800

FY 2010

$ 1,500

Nature of the fees:

Preparation and filing of taxes.

 (d)

All Other Fees

Registrant

FY 2011

$ 0

FY 2010

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

There’s no pre-approval policy in place.  The audit committee approves expenditures and engagements at he regular audit committee meetings.

(2)

Percentages of Services Approved by the Audit Committee

Registrant]

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2011

$ 1,800 [tax fees]

FY 2010

$ 1,500 [tax fees]

 (h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date June 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date June 2, 2011

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date June 2, 2011

* Print the name and title of each signing officer under his or her signature.